Personnel expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expenses [abstract]
Defined contribution plan expense	€ 6,183	€ 6,080	€ 6,126